DERIVATIVE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Liability [Abstract]
Fair value of financial instruments
				Carrying
	Fair Value Measurements Using Inputs			Amount at June 30,
Financial Instruments	Level 1	Level 2	Level 3	2019

Liabilities:
Derivative Instruments	$-	$1,286,743	$-	$1,286,743

Total	$-	$1,286,743	$-	$1,286,743

				Carrying Amount at
	Fair Value Measurements Using Imputs			December 31,
Financial Instruments	Level 1	Level 2	Level 3	2018
Liabilities:
Derivative Instruments	$-	$1,795,473	$-	$1,795,473

Total	$-	$1,795,473	$-	$1,795,473